Issued capital - Ordinary shares (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Issued capital [abstract]
Issued capital	$ 1,764,289	$ 965,857
Issued capital
Issued capital [abstract]
Number of shares outstanding (in shares)	186,367,686	64,747,477	53,028,867
Issued capital	$ 1,764,289	$ 965,857	$ 926,581